Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 1,345,595		$ 733,673		$ 2,158,650	$ 1,622,361	$ 2,872,278	$ 3,141,360
Operating expenses:
Cost of revenue excluding depreciation and amortization	429,517		250,412		728,567	543,765	884,202	1,033,452
Research and development	35,972		78,805		79,515	155,231	243,694	140,772
Marketing and public relations	234,585		109,814		421,223	173,735	377,917	518,099
General and administrative	756,658		704,215		1,511,923	1,619,514	3,098,353	1,383,565
Amortization of software development costs	156,303		142,014		341,002	271,023	614,130	709,615
Depreciation and amortization of other assets	1,316		2,397		3,106	5,748	9,933	21,927
Total expenses	1,614,351		1,287,657		3,085,336	2,769,016	5,548,540	4,063,740
Operating loss	(268,756)		(553,984)		(926,686)	(1,146,655)	(2,676,262)	(922,380)
Other expenses
Amortization of debt discount				$ (187,876)		(187,876)	(187,876)	(1,404,254)
Interest expense, net	(3,565)		(732)		(1,792)	134,601	132,356	533,511
Total other expenses	(3,565)		(732)		(1,792)	322,477	320,232	2,767,766
Loss before income taxes	(265,191)		(553,252)		(924,894)	(1,469,132)	(2,996,494)	(3,690,146)
Income taxes			3,800			3,800	0
Net loss	$ (265,191)	$ (659,703)	$ (557,052)	$ (915,880)	$ (924,894)	$ (1,472,932)	$ (2,996,494)	$ (3,690,146)
Net loss per share:
Net loss per common share - basic and diluted (in dollars per share)	$ 0		$ (0.01)		$ (0.01)	$ (0.02)	$ (0.03)	$ (0.06)
Weighted average common shares outstanding - basic and diluted (in shares)	87,979,526		94,190,787		87,979,526	86,377,007	90,976,652	58,478,481